Cover Page	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ReNew Energy Global plc
Entity Central Index Key	0001848763
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	C/O Vistra (UK) Ltd
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	11-12 St James’s Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1Y 4LB
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity File Number	001-0000
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	282,366,725
Trading Symbol	RNW
Title of 12(b) Security	Class A Ordinary shares
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,526,773
Trading Symbol	RNWWW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ